Retirement Plans - Plan's Assets at Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 15,466	$ 13,441	$ 11,445
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	15,466	13,441
Supplemental Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	79	76
Supplemental Retirement Plan [Member] | Bond mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	48	86
Supplemental Retirement Plan [Member] | Common/collective trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	8,140	7,158
Supplemental Retirement Plan [Member] | Common/collective trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	5,439	4,772
Supplemental Retirement Plan [Member] | Equity market funds, Commodity mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	21	23
Supplemental Retirement Plan [Member] | Equity market funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	337	240
Supplemental Retirement Plan [Member] | Equity market funds, Large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	1,093	808
Supplemental Retirement Plan [Member] | Equity market funds, Mid cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	181	177
Supplemental Retirement Plan [Member] | Equity market funds, Small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	128	101
(Level 1) [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	15,466	13,441
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	79	76
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Bond mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	48	86
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Common/collective trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	8,140	7,158
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Common/collective trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	5,439	4,772
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Commodity mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	21	23
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity market funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	337	240
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	1,093	808
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Mid cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	181	177
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	128	101
(Level 2) [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 2) [Member] | Supplemental Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 2) [Member] | Supplemental Retirement Plan [Member] | Bond mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 2) [Member] | Supplemental Retirement Plan [Member] | Common/collective trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 2) [Member] | Supplemental Retirement Plan [Member] | Common/collective trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 2) [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Commodity mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 2) [Member] | Supplemental Retirement Plan [Member] | Equity market funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 2) [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 2) [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Mid cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 2) [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 3) [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 3) [Member] | Supplemental Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 3) [Member] | Supplemental Retirement Plan [Member] | Bond mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 3) [Member] | Supplemental Retirement Plan [Member] | Common/collective trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 3) [Member] | Supplemental Retirement Plan [Member] | Common/collective trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 3) [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Commodity mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 3) [Member] | Supplemental Retirement Plan [Member] | Equity market funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 3) [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 3) [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Mid cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
(Level 3) [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value